SPECIAL ELECTRONIC FILING
SUBMISSION - FORM 13F HOLDINGS REPORT (13F-HR)
____________________________________________________________________

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: June 30, 1999

CHECK HERE IF AMENDMENT [  ];  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONE):  [   ]  IS A RESTATEMENT
                             [   ] ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL MANAGER FILING THIS REPORT:

NAME:              Paribas Asset Management, Inc.
ADDRESS:           787 Seventh Avenue
New York, New York  10019

13F FILE NUMBER:        28-2970


THE INSTITUTIONAL INVESTMENT MANAGER SUBMITTING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:         Timothy Malloch
TITLE:        President/CEO
PHONE:        (212) 841-3200


SIGNATURE, PLACE AND DATE OF SIGNING:

    Timothy Malloch     New York, NY   August 11, 1999


REPORT TYPE (CHECK ONLY ONE):

[ x ]    13F HOLDINGS REPORT

[   ]    13F NOTICE

[   ]    13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:     2

FORM 13F INFORMATION TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER               NAME

01  28-4902                  Paribas
02  28-5228                  Paribas Asset Management SA


SPECIAL ELECTRONIC FILING
SUBMISSION - FORM 13F NOTICE (13F-NT)
____________________________________________________________________


REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: June 30, 1999

CHECK HERE IF AMENDMENT [  ];  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONE):  [   ]  IS A RESTATEMENT
                             [   ] ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL MANAGER FILING THIS REPORT:

NAME:              Paribas Asset Management S.A.
ADDRESS:           41, avenue de l'Opera
75002 Paris, France

13F FILE NUMBER:        28-5228


THE INSTITUTIONAL INVESTMENT MANAGER SUBMITTING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:         Guy de Froment
TITLE:        Chairman
PHONE:        (33-1) 42 98 68 92


SIGNATURE, PLACE AND DATE OF SIGNING:

    Guy de Froment Paris, France       August 11, 1999


REPORT TYPE (CHECK ONLY ONE):

[    ]   13F HOLDINGS REPORT

[ x ]    13F NOTICE

[    ]   13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Paribas Asset Management, Inc. (28-2970)


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:

FORM 13F INFORMATION TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER               NAME


SPECIAL ELECTRONIC FILING
SUBMISSION - FORM 13F NOTICE (13F-NT)
____________________________________________________________________


REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: June 30, 1999

CHECK HERE IF AMENDMENT [  ];  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONE):  [   ]  IS A RESTATEMENT
                             [   ] ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL MANAGER FILING THIS REPORT:

NAME:              Paribas
ADDRESS:           3, rue d'Antin
75002 Paris, France

13F FILE NUMBER:        28-4902


THE INSTITUTIONAL INVESTMENT MANAGER SUBMITTING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:         Pierre Edouard Noyelle
TITLE:        General Secretary
PHONE:        (33-1) 42 98 05 54


SIGNATURE, PLACE AND DATE OF SIGNING:

    Pierre Edouard Noyelle   Paris, France       August 11, 1999


REPORT TYPE (CHECK ONLY ONE):

[    ]   13F HOLDINGS REPORT

[ x ]    13F NOTICE

[    ]   13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Paribas Asset Management, Inc. (28-2970)


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:

FORM 13F INFORMATION TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER               NAME

Form 13F
Reporting Manager:
Paribas Asset Management
Quarter Ending: 30 June 99

Item 1                Item 2   Item 3      Item 4       Item 5          Item 6
    Item 7      Item 8

                                                                 Investment
Discretion         Voting Auth.
                                                      Shares or
Shared
                     Title of   Cusip    Fair Market  Principal  Sole   Shared
Other    Sole Shared None
Name of Issuer        Class    Number       Value       Amount   (A)      (B)
 (C)Mngrs (A)  (B)  (C)

America Online        Common 02364J1043  1,772,420.00     16,040         16,040
              16,040
America Online        Common 02364J1043 32,675,955.00    295,710        295,710
             295,710
American Int'l Grp    Common 0268741073  1,728,318.13     14,764         14,764
              14,764
American Int'l Grp    Common 0268741073 15,580,265.86    133,093        133,093
             133,093
Amgen Inc.            Common 0311621009  1,637,537.50     26,900         26,900
              26,900
Amgen Inc.            Common 0311621009 33,831,890.00    555,760        555,760
             555,760
Applied Materials Inc Common 0382221051  1,869,037.50     25,300         25,300
              25,300
Applied Materials Inc Common 0382221051 17,168,550.00    232,400        232,400
             232,400
Ass.First Capital Cor Common 0460081088     10,103.25        228            228
                 228
Bed Bath & Beyond     Common 0758961009  1,755,600.00     45,600         45,600
              45,600
Bed Bath & Beyond     Common 0758961009 16,858,534.00    437,884        437,884
             437,884
Bmc Software          Common 0559211000  1,749,600.00     32,400         32,400
              32,400
Bmc Software          Common 0559211000 17,731,008.00    328,352        328,352
             328,352
Bristol Myers Sq.Co.  Common 1101221083  1,655,281.25     23,500         23,500
              23,500
Bristol Myers Sq.Co.  Common 1101221083 16,249,931.25    230,700        230,700
             230,700
Capital One Financial Common 14040H1059  1,531,406.25     27,500         27,500
              27,500
Capital One Financial Common 14040H1059 35,142,153.75    631,060        631,060
             631,060
Cardinal Health       Common 14149Y1082  1,724,962.50     26,900         26,900
              26,900
Cardinal Health       Common 14149Y1082 36,224,212.50    564,900        564,900
             564,900
Carnival Corp"a"      Common 1436581026  1,721,750.00     35,500         35,500
              35,500
Carnival Corp"a"      Common 1436581026 17,387,250.00    358,500        358,500
             358,500
Cbs Corp              Common 12490K1079  1,628,906.25     37,500         37,500
              37,500
Cbs Corp              Common 12490K1079 16,488,875.00    379,600        379,600
             379,600
Cendant Corp          Common 1513131037  1,717,223.50     83,767         83,767
              83,767
Cendant Corp          Common 1513131037 35,182,469.00  1,716,218      1,716,218
           1,716,218
Cisco System Inc.     Common 17275R1023  1,804,250.00     28,000         28,000
              28,000
Cisco System Inc.     Common 17275R1023 17,765,161.00    275,696        275,696
             275,696
Citigroup Inc         Common 1729671016  1,171,967.50     24,673         24,673
              24,673
Computer Ass.Int'l    Common 2049121096  1,663,750.00     30,250         30,250
              30,250
Computer Ass.Int'l    Common 2049121096 18,835,575.00    342,465        342,465
             342,465
Cont'l Airlines"b"    Common 2107953083  1,448,562.50     38,500         38,500
              38,500
Cont'l Airlines"b"    Common 2107953083 14,374,330.25    382,042        382,042
             382,042
Dayton Hudson Corp    Common 2397531060  1,696,500.00     26,100         26,100
              26,100
Dayton Hudson Corp    Common 2397531060 33,876,700.00    521,180        521,180
             521,180
Equifax Inc.          Common 2944291051  1,588,093.75     44,500         44,500
              44,500
Equifax Inc.          Common 2944291051 15,684,977.44    439,509        439,509
             439,509
Estee Lauder"a"       Common 5184391044  1,722,295.00     34,360         34,360
              34,360
Estee Lauder"a"       Common 5184391044 16,353,782.50    326,260        326,260
             326,260
Fnma Fed.Nat.Mortg.   Common 3135861090  1,579,462.50     23,100         23,100
              23,100
Fnma Fed.Nat.Mortg.   Common 3135861090 17,335,250.50    253,532        253,532
             253,532
Ford Motor Co.        Common 3453701001  1,540,743.75     27,300         27,300
              27,300
Ford Motor Co.        Common 3453701001 31,581,860.63    559,590        559,590
             559,590
Gap Inc               Common 3647601083  1,853,245.88     36,789         36,789
              36,789
Gap Inc               Common 3647601083 39,242,276.13    779,003        779,003
             779,003
General Mills Inc     Common 3703341046  1,567,312.50     19,500         19,500
              19,500
General Mills Inc     Common 3703341046 16,115,187.50    200,500        200,500
             200,500
Global Marine         Common 3793524048  1,645,637.50    106,600        106,600
             106,600
Global Marine         Common 3793524048 34,323,737.50  2,223,400      2,223,400
           2,223,400
Guidant Corp          Common 4016981056  1,558,556.25     30,300         30,300
              30,300
Guidant Corp          Common 4016981056 31,589,826.25    614,140        614,140
             614,140
Health Mgmt Ass. I    Common 4219331026  1,420,875.00    126,300        126,300
             126,300
Health Mgmt Ass. I    Common 4219331026 30,205,125.00  2,684,900      2,684,900
           2,684,900
Healthsouth Reh.Corp  Common 4219241019  1,607,275.00    107,600        107,600
             107,600
Healthsouth Reh.Corp  Common 4219241019 17,112,549.38  1,145,610      1,145,610
           1,145,610
Home Depot Inc.       Common 4370761029  1,752,700.00     27,200         27,200
              27,200
Home Depot Inc.       Common 4370761029 17,204,812.50    267,000        267,000
             267,000
Lucent Technologies   Common 5494631071  1,672,450.00     24,800         24,800
              24,800
Lucent Technologies   Common 5494631071 37,386,001.25    554,380        554,380
             554,380
Mbna Corp             Common 55262L1008  1,694,328.13     55,325         55,325
              55,325
Mbna Corp             Common 55262L1008 37,638,645.63  1,229,017      1,229,017
           1,229,017
Medimmune             Common 5846991025  1,551,475.00     22,900         22,900
              22,900
Medimmune             Common 5846991025 16,734,250.00    247,000        247,000
             247,000
Medtronic Inc         Common 5850551061  1,689,887.50     21,700         21,700
              21,700
Medtronic Inc         Common 5850551061 17,334,975.00    222,600        222,600
             222,600
Microsoft Corp.       Common 5949181045  1,731,600.00     19,200         19,200
              19,200
Microsoft Corp.       Common 5949181045 36,316,702.50    402,680        402,680
             402,680
Morgan St.D.Witter    Common 6174464486  1,711,750.00     16,700         16,700
              16,700
Morgan St.D.Witter    Common 6174464486 17,302,000.00    168,800        168,800
             168,800
Network Ass.Inc       Common 6409381067  1,611,218.75    109,700        109,700
             109,700
Network Ass.Inc       Common 6409381067 15,705,343.75  1,069,300      1,069,300
           1,069,300
Oakley Inc            Common 6736621029    485,212.50     68,100         68,100
              68,100
Oakley Inc            Common 6736621029 12,193,725.00  1,711,400      1,711,400
           1,711,400
Paychex Inc           Common 7043261079  1,836,000.00     57,600         57,600
              57,600
Paychex Inc           Common 7043261079 18,028,500.00    565,600        565,600
             565,600
Peco Energy           Common 6933041070  1,444,687.50     34,500         34,500
              34,500
Peco Energy           Common 6933041070 15,996,250.00    382,000        382,000
             382,000
Quaker Oats Co        Common 7474021059  1,579,725.00     23,800         23,800
              23,800
Quaker Oats Co        Common 7474021059 32,513,793.75    489,850        489,850
             489,850
Safeway Inc.          Common 7865142084  1,678,050.00     33,900         33,900
              33,900
Safeway Inc.          Common 7865142084 34,222,320.00    691,360        691,360
             691,360
Schering Plough Crp   Common 8066051017  1,786,100.00     33,700         33,700
              33,700
Schering Plough Crp   Common 8066051017 37,119,080.00    700,360        700,360
             700,360
Staples Inc.          Common 8550301027  1,738,687.50     56,200         56,200
              56,200
Staples Inc.          Common 8550301027 16,368,412.50    529,080        529,080
             529,080
Sun Microsystems Inc  Common 8668101046  1,763,200.00     25,600         25,600
              25,600
Sun Microsystems Inc  Common 8668101046 16,900,134.25    245,374        245,374
             245,374
Tech Data Corp        Common 8782371061  1,568,250.00     41,000         41,000
              41,000
Tech Data Corp        Common 8782371061 15,751,350.00    411,800        411,800
             411,800
Tellabs Inc           Common 8796641004  1,797,162.50     26,600         26,600
              26,600
Tellabs Inc           Common 8796641004 16,370,393.75    242,300        242,300
             242,300
Tjx Co Inc            Common 8725401090  1,748,906.25     52,500         52,500
              52,500
Tjx Co Inc            Common 8725401090 17,065,993.75    512,300        512,300
             512,300
Tyco Int.             Common 9021241065  1,591,800.00     16,800         16,800
              16,800
Tyco Int.             Common 9021241065 16,287,525.00    171,900        171,900
             171,900
United Techn.Corp     Common 9130171096  1,853,480.31     25,855         25,855
              25,855
United Techn.Corp     Common 9130171096 38,015,451.13    530,294        530,294
             530,294
Us West               Common 91273H1014  1,709,625.00     29,100         29,100
              29,100
Us West               Common 91273H1014 36,530,750.00    621,800        621,800
             621,800
Waste Mgmt Inc.       Common 94106L1098  1,510,375.00     28,100         28,100
              28,100
Waste Mgmt Inc.       Common 94106L1098 28,514,375.00    530,500        530,500
             530,500
Watson Pharmac'ls     Common 9426831031  1,763,643.75     50,300         50,300
              50,300
Watson Pharmac'ls     Common 9426831031 17,240,231.25    491,700        491,700
             491,700
Xilinx Inc.           Common 9839191015  1,591,550.00     27,800         27,800
              27,800
Xilinx Inc.           Common 9839191015 17,186,450.00    300,200        300,200
             300,200
Total: June 30th, 1999               1,292,077,437.40 31,929,350     31,929,350
          31,929,350